Taxes Payable (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Tax Payable [Abstract]
Income Tax payable	$ 7,610	$ 7,610
Current tax payable	2,440	2,440
Tax payable, noncurrent	$ 5,170	$ 5,170
Income tax liability of installment, description	An election is available for the U.S. shareholders of a foreign company to pay the tax liability in installments over a period of eight years with 8% of net tax liability in the first five years, 15% in the sixth year, 20% in the seventh year, and 25% in the eighth year.	An election is available for the U.S. shareholders of a foreign company to pay the tax liability in installments over a period of eight years with 8% of net tax liability in the first five years, 15% in the sixth year, 20% in the seventh year, and 25% in the eighth year.